NOTES TO THE CONSOLIDATED STATEMENTS OF CASH FLOWS (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2017 CNY (¥)
Notes To Consolidated Statements Of Cash Flows Details
At 1 January 2017	¥ 21,007
Changes from financing cash flows	12,630
Decrease arising from disposal of discontinued operations	(18,607)
Changes from operating activities	271
Foreign exchange movement	(1,554)
At December 31, 2017	¥ 13,747